Document and Entity Information	Nov. 18, 2024
Document And Entity Information [Line Items]
Entity Registrant Name	HUNTINGTON BANCSHARES INC /MD/
Amendment Flag	false
Entity Central Index Key	0000049196
Document Type	8-K
Document Period End Date	Nov. 18, 2024
Entity Incorporation State Country Code	MD
Entity File Number	1-34073
Entity Tax Identification Number	31-0724920
Entity Address, Address Line One	41 South High Street
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43287
City Area Code	(614)
Local Phone Number	480-2265
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Series H Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares (each representing a 1/40th interest in a share of 4.500% Series H Non-Cumulative, perpetual preferred stock)
Trading Symbol	HBANP
Security Exchange Name	NASDAQ
Series I Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares (each representing a 1/1000th interest in a share of 5.70% Series I Non-Cumulative, perpetual preferred stock)
Trading Symbol	HBANM
Security Exchange Name	NASDAQ
Series J Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares (each representing a 1/40th interest in a share of 6.875% Series J Non-Cumulative, perpetual preferred stock)
Trading Symbol	HBANL
Security Exchange Name	NASDAQ
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock-Par Value $0.01 per Share
Trading Symbol	HBAN
Security Exchange Name	NASDAQ